INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 30, 2019	Dec. 29, 2018	Dec. 30, 2017	Mar. 14, 2019
Finite Lived And Indefinite Lived Intangible Assets By Major Class Line Items
Accumulated amortization	$ (32,664)	$ (31,245)	$ (25,936)
Gross carrying amount	122,700	111,264	100,238
Net carrying amount	90,036	80,019	74,302
Customer relationships
Finite Lived And Indefinite Lived Intangible Assets By Major Class Line Items
Gross carrying amount, finite-lived	42,205	42,205	42,205
Accumulated amortization	(26,069)	(25,110)	(21,273)
Net carrying amount, finite-lived	$ 16,136	$ 17,095	$ 20,932
Useful Life	11 years	11 years	11 years
Trademarks
Finite Lived And Indefinite Lived Intangible Assets By Major Class Line Items
Gross carrying amount, finite-lived	$ 26,161	$ 14,867	$ 10,627
Accumulated amortization	(3,080)	(2,696)	(1,494)
Net carrying amount, finite-lived	23,081	12,171	9,133
Patents
Finite Lived And Indefinite Lived Intangible Assets By Major Class Line Items
Gross carrying amount, finite-lived	6,038	5,522	3,868
Accumulated amortization	(521)	(461)	(256)
Net carrying amount, finite-lived	5,517	5,061	3,612
Non-compete agreements
Finite Lived And Indefinite Lived Intangible Assets By Major Class Line Items
Gross carrying amount, finite-lived	2,815	2,815	2,815
Accumulated amortization	$ (2,815)	$ (2,815)	$ (2,815)
Useful Life	5 years	5 years	5 years
Other intangibles
Finite Lived And Indefinite Lived Intangible Assets By Major Class Line Items
Gross carrying amount, finite-lived	$ 1,031	$ 1,026	$ 1,024
Accumulated amortization	(179)	(163)	(98)
Net carrying amount, finite-lived	$ 852	$ 863	$ 926
Useful Life	15 years	15 years	15 years
Tradename
Finite Lived And Indefinite Lived Intangible Assets By Major Class Line Items
Carrying amount, indefinite-lived	$ 31,363	$ 31,363	$ 31,363
Trade dress
Finite Lived And Indefinite Lived Intangible Assets By Major Class Line Items
Gross carrying amount, finite-lived			8,336
Net carrying amount, finite-lived			$ 8,336
Carrying amount, indefinite-lived	$ 13,087	$ 13,466
Europe and Asia | Trademarks
Finite Lived And Indefinite Lived Intangible Assets By Major Class Line Items
Net carrying amount, finite-lived				$ 9,100
Minimum | Trademarks
Finite Lived And Indefinite Lived Intangible Assets By Major Class Line Items
Useful Life	6 years	6 years	6 years
Minimum | Patents
Finite Lived And Indefinite Lived Intangible Assets By Major Class Line Items
Useful Life	4 years	4 years	4 years
Maximum | Trademarks
Finite Lived And Indefinite Lived Intangible Assets By Major Class Line Items
Useful Life	30 years	30 years	30 years
Maximum | Patents
Finite Lived And Indefinite Lived Intangible Assets By Major Class Line Items
Useful Life	25 years	25 years	25 years